Prepayment for Construction of Properties (Details) - 12 months ended Dec. 31, 2018	USD ($)	CNY (¥)
Prepayment for Construction of Properties (Textual)
Prepayment to sub contractors | $	$ 3,707,700
RMB [Member]
Prepayment for Construction of Properties (Textual)
Prepayment to sub contractors | ¥		¥ 25,500,000